Acquisitions (Details) - Schedule of intangible assets acquired from Ceautamed have estimated useful lives and values	9 Months Ended
Sep. 30, 2022 USD ($)
Acquisitions (Details) - Schedule of intangible assets acquired from Ceautamed have estimated useful lives and values [Line Items]
Amount	$ 8,600,000
Non-compete agreements [Member]
Acquisitions (Details) - Schedule of intangible assets acquired from Ceautamed have estimated useful lives and values [Line Items]
Useful life in years	3 years
Amount	$ 785,530
Customer contracts [Member]
Acquisitions (Details) - Schedule of intangible assets acquired from Ceautamed have estimated useful lives and values [Line Items]
Useful life in years	10 years
Amount	$ 7,429,271
Intellectual property [Member]
Acquisitions (Details) - Schedule of intangible assets acquired from Ceautamed have estimated useful lives and values [Line Items]
Useful life in years	10 years
Amount	$ 385,199